Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule of components of income before income taxes

	Year Ended December 31,
	2012	2011	2010
	(In thousands, except percentage)
Income (loss) before income tax expenses	$34,585	$(297,417)	$(10,903)
Income (loss) from non-China operations	$19,590	$(362,692)	$(119,054)
Income from China operations	$14,995	$65,275	$108,151
Income tax expenses applicable to China operations	$2,730	$5,001	$8,436
Effective tax rate for China operations	18%	8%	8%

Schedule of current and deferred portion of income tax expenses
	Year Ended December 31,
	2012	2011	2010
	(In thousands)
Current tax provision	$6,245	$5,930	$9,142
Deferred tax (benefits) provision	(3,515)	(929)	(706)
Income tax expenses	$2,730	$5,001	$8,436

Schedule of reconciliation between the statutory EIT rate and the effective tax rate

	Year Ended December 31,
	2012	2011	2010
Statutory EIT rate	25%	25%	25%
Effect on tax holiday and preferential tax rate	(12)%	(18)%	(18)%
Permanent differences	4%	1%	1%
Change in valuation allowance	1%	—	—
Effective tax rate for China operations	18%	8%	8%

Schedule of effect of tax holiday related to China operations

	Year Ended December 31,
	2012	2011	2010
	(In thousands, except per share amount)
Tax holiday effect	$1,713	$10,306	$20,303
Basic net income (loss) per share effect	$0.03	$0.16	$0.33
Diluted net income (loss) per share effect	$0.03	$0.16	$0.33

Schedule of significant components of deferred tax assets and liabilities

	December 31,
	2012	2011	2010
	(In thousands)
Deferred tax assets included in prepaid expenses and other current assets and other assets:
Net operating loss carryforwards	$37,049	$40,219	$32,911
Allowances for doubtful accounts, accruals and other liabilities	13,465	6,981	5,753
Depreciation	467	351	202
Other tax credits	—	—	346
Total deferred tax assets	50,981	47,551	39,212
Less: valuation allowance	(45,160)	(45,494)	(38,201)
Net deferred tax assets	$5,821	$2,057	$1,011

Deferred tax liabilities included in accrued liabilities:
Depreciation	(389)	(65)	(223)
Others	(199)	(275)	—
Total deferred tax liabilities	$(588)	$(340)	$(223)

China
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	December 31,
	2012	2011	2010
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$3,187	$7,076	$—
Allowances for doubtful accounts, accruals and other liabilities	12,977	6,513	5,596
Depreciation	467	351	202
Total deferred tax assets	16,631	13,940	5,798
Less: valuation allowance	(10,810)	(11,883)	(4,787)
Net deferred tax assets	$5,821	$2,057	$1,011
Including - Current deferred tax assets	4,161	2,057	1,011
- Non-current deferred tax assets	1,660	—	—

Deferred tax liabilities:
Depreciation	(389)	(65)	(223)
Others	(199)	(275)	—
Total deferred tax liabilities	$(588)	$(340)	$(223)
Including - Current deferred tax liabilities	(199)	(340)	(223)
- Non-current deferred tax liabilities	(389)	—	—

U.S.
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	December 31,
	2012	2011	2010
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$30,884	$30,435	$30,327
Other tax credits, allowances for doubtful accounts, accruals and other liabilities	488	468	503
Total deferred tax assets	31,372	30,903	30,830
Less: valuation allowance	(31,372)	(30,903)	(30,830)
Deferred tax assets	$—	$—	$—

Hong Kong
Income Taxes
Schedule of significant components of deferred tax assets and liabilities

	December 31,
	2012	2011	2010
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$2,978	$2,708	$2,584
Less: valuation allowance	(2,978)	(2,708)	(2,584)
Deferred tax assets	$—	$—	$—